Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Our current cybersecurity risk assessment program consists of an annual review of the technical safeguards that have been implemented to ensure they align with industry best practices and evolving risks. As part of this program, we leverage the advice of third-party consultants and auditors to help us assess and identify risks from cybersecurity threats, including the threat of a cybersecurity incident, and manage our risk assessment program. Among other things, these providers perform regular audits, ongoing monitoring of network traffic and system logs for suspicious activity, periodic employee training on cybersecurity best practices, and implementation of encryption protocols for sensitive data. Our cybersecurity risk assessment program outlines governance, policies and procedures and technology to oversee and identify risks from cybersecurity threats, and we are informed by previous cybersecurity incidents we have observed both within the Company and in our industry. All cyber incidents are reported to a designated RedHill email after a review by our Security Operation Center (“SOC”). Such emails contain a full description as to what has happened and how the incident was mitigated
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our current cybersecurity risk assessment program consists of an annual review of the technical safeguards that have been implemented to ensure they align with industry best practices and evolving risks
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our Board of Directors is responsible for the oversight of risks from cybersecurity threats in conjunction with our Audit Committee
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Board of Directors and our Audit Committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Board of Directors and our Audit Committee receive from time to time reports and updates from our management with respect to the management of risks from cybersecurity threats
Cybersecurity Risk Role of Management [Text Block]	Our management, with assistance of our virtual Chief Information Security Officer (“vCISO”), is responsible for the day-to-day assessment and management of risks from cybersecurity threats, including the prevention, mitigation, detection, and remediation of cybersecurity incidents.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	management, with assistance of our virtual Chief Information Security Officer (“vCISO”),
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The individuals currently serving in these roles are Razi Ingber, our CFO, and Eli Migdal, Founder and Head of Cyber Security for Migdal Computing Solutions LTD. Migdal Computing Solutions LTD also provides us with certain cybersecurity services, including vCISO, Security Operation Center, risk assessment, risk quantification, server-level penetration testing, planning, deployment and management of most modern cybersecurity solutions. Pursuant to our cybersecurity risk assessment program, our vCISO is notified about every cybersecurity event, and as the vCISO he approves the actions that were taken and transforms SOC cases to be marked as completed
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Pursuant to our cybersecurity risk assessment program, our vCISO is notified about every cybersecurity event, and as the vCISO he approves the actions that were taken and transforms SOC cases to be marked as completed
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true